Trade, Other Receivables and Other Current Assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Trade and other receivables overdue	€ 0
Impairment loss	0
Recoverable Cash Advances	4,484	€ 3,140	€ 1,770
Short Term Deposits Interests Decrease Due To Witholding Tax		200
Short Term Deposits Interests Recovering From Withholding Tax		300
Walloon Region [Member]
Disclosure of trade and other receivables [line items]
Grant Receivables Due To Related Parties	1,700
Recoverable Cash Advances	700
Ono non clinical supply services agreement [member]
Disclosure of trade and other receivables [line items]
Increase in Trade receivables		€ 200
CYAD 02 [Member]
Disclosure of trade and other receivables [line items]
Adjustments For Increase Decrease In Advance Deposits	100
Foreign currencies [member]
Disclosure of trade and other receivables [line items]
Carrying amounts for trade and other receivables denominated in foreign currencies	€ 0